Schedule of Fair Value Measurement hierarchy (Detail) R$ in Thousands	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Assets, Fair value
Available-for-sale financial asset | $		$ 2,084,839	$ 1,965,972
Fair Value, Inputs, Level 1
Assets, Fair value
Cash	R$ 365,299			R$ 277,500	R$ 270,310
Fair Value, Inputs, Level 2
Assets, Fair value
Cash equivalents	4,730,803			6,585,184	7,292,941
Short-term investments	103,121			136,286	286,005
Derivative financial instruments				0	0
Fair Value, Inputs, Level 3
Assets, Fair value
Available-for-sale financial asset	R$ 2,084,839			R$ 1,965,972	R$ 2,047,379